Equity Method Investments	12 Months Ended
Dec. 31, 2023
Equity Method Investments [Abstract]
Disclosure of investments accounted for using equity method [text block]	16 – Equity Method Investments Investments in associates and jointly controlled entities are accounted for using the equity method of accounting. The Group holds interests in 54 associates and 6 jointly controlled entities as of December 31, 2023 (53 and 9, respectively, as of December 31, 2022). Two associates are considered to be material to the Group. Significant investments as of December 31, 20231 Investment Principal place of business Nature of relationship Ownership percentage Huarong Rongde Asset Management Company Limited Beijing, China Strategic investment 40.7 % Harvest Fund Management Co., Ltd. Shanghai, China Strategic investment 30.0% 1 The Group has significant influence over these investees through its holding percentage and representation on the board seats Summarized financial information on Huarong Rongde Asset Management Company Limited in € m. Dec 31, 20221 Dec 31, 20212 Total net revenues (305) (138) Net income (230) (102) Other comprehensive income 0 0 Total comprehensive income3 (230) (102) in € m. Dec 31, 2022 Dec 31, 2021 Current assets 1,984 2,738 Non-Current assets 513 568 Total assets 2,496 3,306 Current liabilities 1,842 2,132 Non-Current liabilities 228 460 Total liabilities 2,070 2,592 Noncontrolling Interest 0 0 Net assets of the equity method investee 426 714 1 December 31, 2023 numbers are based on 2022 audited financials and 2023 equity method accounting adjustments, due to difference in reporting timelines for the Group and Huarong Rongde Management Company Limited 2 December 31, 2022 numbers are based on 2021 audited financials, 2022 impairment adjustments and 2021 dividends entitlement adjustment, due to difference in reporting timelines for the Group and Huarong Rongde Management Company Limited 3 The Group received dividends from Huarong Rongde Asset Management Company Limited of € 0 million during the reporting period 2023 (2022: € 0 million) Reconciliation of total net assets of Huarong Rongde Asset Management Company Limited to the Group’s carrying amount in € m. Dec 31, 20221 Dec 31, 20212 Net assets of the equity method investee 426 714 Group's ownership percentage on the investee's equity 40.7% 40.7 % Group's share of net assets 173 291 Goodwill 0 0 Intangible Assets 0 0 Other adjustments3,4 (36) (64) Carrying amount 138 227 1 December 31, 2023 numbers are based on 2022 audited financials and 2023 equity method accounting adjustments, due to difference in reporting timelines for the Group and Huarong Rongde Management Company Limited 2 December 31, 2022 numbers are based on 2021 audited financials, 2022 impairment adjustments and 2021 dividends entitlement adjustment, due to difference in reporting timelines for the Group and Huarong Rongde Management Company Limited 3 There is no life to date impairment loss in 2023 (€ 73 million in 2022) as the carrying amount is appropriately reflected after the Group’s share of losses from Huarong Rongde Management Company Limited 4 Other adjustments include equity method accounting adjustments to reflect the Group’s share of losses from Huarong Rongde Management Company Limited Summarized financial information on Harvest Fund Management Co., Ltd. in € m. Dec 31, 2023¹ Dec 31, 2022² Total net revenues 843 1,016 Net income 199 237 Other comprehensive income 1 7 Total comprehensive income3 200 244 in € m. Dec 31, 2023 Dec 31, 2022 Current assets 955 1,090 Non-Current assets 1,049 1,100 Total assets 2,004 2,190 Current liabilities 638 812 Non-Current liabilities 192 248 Total liabilities 830 1,060 Noncontrolling Interest 50 47 Net assets of the equity method investee 1,124 1,083 1 December 31, 2023 numbers are based on 2023 unaudited financials 2 December 31, 2022 numbers are based on 2022 audited financials 3 The Group received dividends from Harvest Fund Management Co., Ltd. of € 28 million during the reporting period 2023 (2022: € 45 million) Reconciliation of total net assets of Harvest Fund Management Co., Ltd.to the Group’s carrying amount in € m. Dec 31, 2023¹ Dec 31, 2022² Net assets of the equity method investee 1,124 1,083 Group's ownership percentage on the investee's equity 30% 30 % Group's share of net assets 337 325 Goodwill 18 18 Intangible Assets 14 15 Other adjustments 2 3 Carrying amount3 371 361 1 December 31, 2023 numbers are based on 2023 unaudited financials 2 December 31, 2022 numbers are based on 2022 audited financials 3 There is no impairment loss in 2023 (€ 0 million in 2022) Aggregated financial information on the Group’s share in associates and joint ventures that are individually immaterial in € m. Dec 31, 2023 Dec 31, 2022 Carrying amount of all associates that are individually immaterial to the Group 505 536 Aggregated amount of the Group's share of profit (loss) from continuing operations (34) 100 Aggregated amount of the Group's share of post-tax profit (loss) from discontinued operations 0 0 Aggregated amount of the Group's share of other comprehensive income (16) 15 Aggregated amount of the Group's share of total comprehensive income (50) 115